Inventories (Summary of Inventories) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Inventories	$ 6,336	$ 7,632
Purchased for resale	4,941	5,885
Finished products	351	612
Intermediate products	160	184
Raw materials	299	425
Materials and supplies	$ 585	$ 526